Form N-1A Supplement	Sep. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Contrarian Fund
IMPORTANT NOTICE REGARDING INVESTMENT POLICY CHANGES
Supplement dated November 14, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC has recommended, and the Board of Trustees of Janus Investment Fund, on behalf of Janus Henderson Contrarian Fund (the “Fund”), has approved, changes to the Fund’s principal investment strategies to remove the Fund’s non‑fundamental policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. Please note this will not change the way the Fund is currently managed.
Accordingly, effective January 28, 2026, the prospectuses for the Fund will be amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following sentence replaces the first sentence in its entirety:
The Fund pursues its investment objective by primarily investing in equity securities.

Janus Henderson Contrarian Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Contrarian Fund
IMPORTANT NOTICE REGARDING INVESTMENT POLICY CHANGES
Supplement dated November 14, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC has recommended, and the Board of Trustees of Janus Investment Fund, on behalf of Janus Henderson Contrarian Fund (the “Fund”), has approved, changes to the Fund’s principal investment strategies to remove the Fund’s non‑fundamental policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. Please note this will not change the way the Fund is currently managed.
Accordingly, effective January 28, 2026, the prospectuses for the Fund will be amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following sentence replaces the first sentence in its entirety:
The Fund pursues its investment objective by primarily investing in equity securities.